Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The following table sets forth the Company's financial assets that were measured at fair value on a recurring basis by level within the fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
U.S. Government agency securities	$32,788	$—	$32,788	$—
Residential MBSs	60,149	—	60,149	—
Agency CMOs	405,009	—	405,009	—
Municipal securities	30,092	—	30,092	—
Securities available for sale	$528,038	$—	$528,038	$—

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
U.S. Government agency securities	$29,926	$—	$29,926	$—
Residential MBSs	62,500	—	62,500	—
Agency CMOs	467,064	—	467,064	—
Municipal securities	26,433	—	26,433	—
Securities available for sale	$585,923	$—	$585,923	$—

Financial Assets Measured at Fair Value on Nonrecurring Basis
For assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used were as follows:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
Impaired collateral dependent loans with specific allocations	$3,882	$—	$—	$3,882
Impaired collateral dependent loans net of partial charge-offs	5,263	—	—	5,263
Total	$9,145	$—	$—	$9,145

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
Impaired collateral dependent loans with specific allocations	$5,707	$—	$—	$5,707
Impaired collateral dependent loans net of partial charge-offs	10,428	—	—	10,428
Foreclosed assets	1,938	—	—	1,938
Total	$18,073	$—	$—	$18,073

Estimated Fair Values of Financial Instruments
The estimated fair values of the Company's financial instruments were as follows:

Fair Value Measurements at December 31, 2014
			Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$42,832	$42,832	$42,832	$—	$—
Securities	853,032	847,961	—	847,961	—
Loans, held for sale	4,996	5,037	—	—	5,037
Loans receivable, net	1,973,536	1,980,846	—	—	1,980,846
Restricted investments in bank stock	15,223	15,223	—	—	15,223
Accrued interest receivable	7,349	7,349	7,349	—	—
Financial liabilities:
Deposits	$2,380,672	$2,383,085	$—	$—	$2,383,085
Short-term borrowings	333,475	333,475	333,475	—	—
Accrued interest payable	325	325	325	—	—
Off-balance sheet instruments:
Standby letters of credit	$—	$—	$—	$—	$—
Commitments to extend credit	—	—	—	—	—

Fair Value Measurements at December 31, 2013
			Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$44,996	$44,996	$44,996	$—	$—
Securities	869,737	849,620	—	849,620	—
Loans, held for sale	6,225	6,371	—	—	6,371
Loans receivable, net	1,727,762	1,734,609	—	—	1,734,609
Restricted investments in bank stock	20,564	20,564	—	—	20,564
Accrued interest receivable	7,059	7,059	7,059	—	—
Financial liabilities:
Deposits	$2,239,621	$2,241,179	$—	$—	$2,241,179
Short-term borrowings	277,750	277,750	277,750	—	—
Long-term debt	15,800	12,642	—	—	12,642
Accrued interest payable	218	218	218	—	—
Off-balance sheet instruments:
Standby letters of credit	$—	$—	$—	$—	$—
Commitments to extend credit	—	—	—	—	—